Derivatives - Income Statement (Details) - Derivatives not designated as hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	$ (3,885)	$ (40,062)	$ (60,271)
Included in net foreign exchange gains and losses
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(16,788)	(32,611)	(41,171)
Included in net foreign exchange gains and losses | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(16,788)	(32,611)	(41,171)
Included in net realized and unrealized investment gains and losses
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	12,903	(7,451)	(19,100)
Included in net realized and unrealized investment gains and losses | Futures contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	0	0	(9,952)
Included in net realized and unrealized investment gains and losses | Insurance-linked securities
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	4,807	(2,341)	(4,381)
Included in net realized and unrealized investment gains and losses | Total return swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	1,430	(845)	0
Included in net realized and unrealized investment gains and losses | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	7,020	(5,131)	(5,230)
Included in net realized and unrealized investment gains and losses | TBAs
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(56)	(510)	0
Included in net realized and unrealized investment gains and losses | Other
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	$ (298)	$ 1,376	$ 463